SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 18:-	SUBSEQUENT EVENTS - UNAUDITED

On March, 2014, one of the Company's Subsidiaries signed a definitive agreement to purchase a Company engaged in the perimeter security products in a total consideration of $4,400 (the "Purchase Price"). The Purchase Price may be adjusted post-closing on a dollar-for-dollar basis according to an equity adjustment mechanism, which was set in the definitive agreement.